SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF PURCHASE PRICE AND PRELIMINARY PURCHASE PRICE ALLOCATIONS

The following table summarizes the purchase price and finalized purchase price allocations relating to the acquisition:

Cash	$2,500,000
Common Stock	1,000,000
Total purchase consideration	$3,500,000
Assets
Net working capital (including cash)	$912,000
Property and equipment	326,000
Other assets	8,000
Customer relationships	700,000
Trade names and trademarks	150,000
Goodwill	1,404,000
Total net assets	$3,500,000

The following table summarizes the purchase price and preliminary purchase price allocations relating to the acquisition:

Cash	$2,500,000
Common Stock	1,000,000
Total purchase consideration	$3,500,000
Assets
Net working capital (including cash)	$912,000
Property and equipment	326,000
Other assets	8,000
Customer relationships	700,000
Trade names and trademarks	150,000
Goodwill	1,404,000
Total net assets	$3,500,000

SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES

The following potentially dilutive securities have been excluded from the computations of weighted average shares of Common Stock outstanding as of September 30, 2024 and 2023, as they would be anti-dilutive:

	As of September 30,
	2024	2023
Shares underlying options outstanding	337,810	683,695
Shares underlying warrants outstanding	9,573,898	4,649,952
Shares underlying unvested restricted stock	415,282	133,414
	10,326,990	5,467,061

The following potentially dilutive securities have been excluded from the computations of weighted average shares of Common Stock outstanding as of December 31, 2023 and 2022, as they would be anti-dilutive:

	As of December 31,
	2023	2022
Shares underlying options outstanding	683,695	806,392
Shares underlying warrants outstanding	4,649,952	4,649,952
Anti-dilutive securities	5,333,647	5,456,344

SCHEDULE OF REVENUE RECOGNITION

	For the nine months ended September 30,
	2024	2023
Patient service fees[1]	$6,259,806	$248,654
Histology service fees	811,914	31,854
Medical director fees	50,136	2,393
Department of Defense observational studies	8,654	14,250
Other revenues[2]	23,919	21,992
Total net revenue	$7,154,429	$319,143

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $332,000 and $24,000 for the nine months ended September 30, 2024 and 2023.

[2]	Other revenues include pre-acquisition CyPath® Lung royalty income and laboratory services.

	As of December 31,
	2023	2022
Patient service fees[1]	$2,199,558	$—
Histology service fees	272,660	—
Medical director fees	19,324	—
Department of Defense observational studies	19,442	—
Other revenues[2]	21,515	4,803
Total net revenue	$2,532,499	$4,803

[1]	Patient services fees includes direct billing for CyPath® Lung diagnostic test.
[2]	Other revenues include pre-acquisition CyPath® Lung royalty income and laboratory services.

SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Amortization of leasehold improvements is computed using the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Asset Category	Useful Life
Computer equipment	3-5 years
Computer software	3 years
Equipment	3-5 years
Furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Lesser of lease term or useful life

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Amortization of leasehold improvements is computed using the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Asset Category	Useful Life
Computer equipment	3-5 years
Computer software	3 years
Equipment	3-5 years
Furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Lesser of lease term or useful life

SCHEDULE OF INTANGIBLE ASSETS ADJUSTMENTS

Intangible assets, net of accumulated amortization, and goodwill are summarized as follows as of September 30, 2024:

Description	Date Acquired	Useful Life	Cost	Amortization	Net
Goodwill	9/18/2023		$1,404,486	$—	$1,404,486
Trade names and trademarks	9/18/2023	18 years	150,000	(8,611)	141,389
Customer relationships	9/18/2023	14 years	700,000	(51,667)	648,333
Total intangible assets, net			$2,254,486	$(60,278)	$2,194,208

Intangible assets, net of accumulated amortization, are summarized as follows as of December 31, 2023:

Description	Date Acquired	Useful Life	Cost	Amortization	Net
Goodwill	9/18/2023		$1,404,486	$—	$1,404,486
Trade names and trademarks	9/18/2023	18 years	150,000	(2,361)	147,639
Customer relationships	9/18/2023	14 years	700,000	(14,167)	685,833
Total Intangible Assets			$2,254,486	$(16,528)	$2,237,958

SCHEDULE OF SEGMENT INFORMATION

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Net revenue:
Diagnostic R&D	$1,731	$14,250	$8,654	$14,250
Laboratory services [1]	2,348,655	284,234	7,145,775	304,893
Total net revenue	2,350,386	298,484	7,154,429	319,143

Operating expenses:
Diagnostic R&D	(368,202)	(436,799)	(1,264,696)	(1,196,428)
Laboratory services	(2,150,825)	(307,172)	(7,423,109)	(308,493)
General corporate activities	(1,805,223)	(1,849,017)	(4,473,516)	(4,445,045)
Total operating loss	(1,973,864)	(2,294,504)	(6,006,892)	(5,630,823)

Non-operating income (expense), net	(24,417)	5,914	(54,392)	85,676
Net loss before income tax expense	(1,998,281)	(2,288,590)	(6,061,284)	(5,545,147)
Income tax expense	(2,559)	(2,294)	(11,650)	(18,700)
Net loss	$(2,000,840)	$(2,290,884)	$(6,072,934)	$(5,563,847)

[1]	The majority of the increase versus the prior year is from the acquisition of the clinical pathology laboratory on September 18, 2023.

	As of December 31,
	2023	2022
Net revenues:
Diagnostic R&D	$19,442	$—
Laboratory services	2,513,057	4,803
Total net revenues	2,532,499	4,803

Operating expenses:
Diagnostic R&D	(1,724,597)	(1,524,170)
Laboratory services	(3,769,783)	(95,041)
General corporate activities	(5,011,347)	(2,396,650)
Total operating loss	(7,973,228)	(4,011,058)

Non-operating income (expense), net	57,210	(4,140,596)
Net loss before income taxes	(7,916,018)	(8,151,654)
Income tax expense	(20,993)	(2,459)
Net Loss	$(7,937,011)	$(8,154,113)